CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Loss from operations	$ (795,613)
Other income (expense)
Interest Income	744,021
Net loss	$ (1,531,192)
Loss per common share:
Basic and diluted	$ (0.63)
SHAPEWAYS, INC
Revenue, net	$ 31,775,000	$ 33,511,000
Cost of revenue	17,903,000	21,337,000
Gross profit	13,872,000	12,174,000
Operating expenses
Selling, general and administrative	10,752,000	13,062,000
Research and development	5,592,000	5,246,000
Amortization and depreciation	149,000	319,000
Total operating expenses	16,493,000	18,627,000
Loss from operations	(2,621,000)	(6,453,000)
Other income (expense)
Other income	9,000	124,000
Interest Income	1,000	4,000
Interest expense	(582,000)	(535,000)
Loss on disposal of	(4,000)	(11,000)
Other (expense) income, net	(576,000)	(418,000)
Loss before income tax (benefit) expense	(3,197,000)	(6,871,000)
Income tax (benefit) expense	(29,000)	102,000
Net loss	(3,168,000)	(6,973,000)
Other comprehensive income (loss)
Foreign currency translation adjustment	83,000	(49,000)
Comprehensive income (loss)	$ (3,085,000)	$ (7,022,000)
Loss per common share:
Basic and diluted	$ (0.12)	$ (0.35)
Weighted average common shares outstanding:
Basic and diluted	25,403,048	20,276,598